Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Amortized cost	$ 633,908	$ 538,116
Equity securities fair value cost	34,845	31,906
Other investments fair value cost	12,597	12,996
Net of allowance for credit losses	13,617	12,714
Reinsurance recoverables net of allowance for credit losses	$ 350	$ 325
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in Shares)	750,000,000	750,000,000
Common shares, shares issued (in Shares)	43,620,534	46,013,309
Common shares, shares outstanding (in Shares)	43,620,534	46,013,309
Treasury shares (in Shares)	31,966	1,668